INVESTMENTS - Schedule of Changes in the Company’s Equity Investments (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity Method Investees
Share of investee earnings	$ (475)	$ (296)	$ 3,466	$ (8,189)
Dividends received	(797)	0
Total
Share of investee earnings	(475)	(296)	3,466	(8,189)
Dividends received	(797)	0
Ending balance		5,807
Equity Method Investees
Equity Method Investees
Beginning balance	6,668	477	477
Share of investee earnings	(475)	1,114
Dividends received	(2,353)	(668)
Additional contributions	2,603	3,342
Ending balance	6,443	4,265	6,668	477
Total
Beginning balance		2,019	2,019
Share of investee earnings	(475)	1,114
Dividends received	(2,353)	(668)
Additional contributions	2,603	3,342
Ending balance				2,019
Measurement Alternative Investments
Measurement Alternative Investments
Beginning balance	1,542	1,542	1,542
Measurement alternative adjustments	(205)	0
Ending balance	1,337	1,542	1,542	$ 1,542
Total
Measurement alternative adjustments	(205)	0
Equity Investments
Equity Method Investees
Share of investee earnings	(475)	1,114
Dividends received	(2,353)	(668)
Additional contributions	2,603	3,342
Measurement Alternative Investments
Measurement alternative adjustments	(205)	0
Total
Beginning balance	8,210
Share of investee earnings	(475)	1,114
Dividends received	(2,353)	(668)
Additional contributions	2,603	3,342
Measurement alternative adjustments	(205)	$ 0
Ending balance	$ 7,780		$ 8,210